OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses

	December 31,
	2016	2015

Prepaid expenses	$1,739	$1,959
Government authorities	1,003	898
Receivable from third-party	426	-
Foreign currency derivative contracts	221	566
Short-term lease deposits	127	215
Grants receivable from the Israel Innovation Authority	-	728
Others	363	147

	$3,879	$4,513